Cover	Jan. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2024
Current Fiscal Year End Date	--09-30
Entity File Number	000-56575
Entity Registrant Name	Mercer Bancorp, Inc.
Entity Central Index Key	0001967306
Entity Tax Identification Number	92-3452469
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1100 Irmscher Blvd
Entity Address, City or Town	Celina
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45822
City Area Code	419
Local Phone Number	586-5158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false